Other Information - Schedule of Group Manages Investment Funds and Shareholders’ Equities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FIM - Multimarket Investment Fund [Member]
Other information - Schedule of Group Manages Investment Funds and Shareholders’ Equities [Line Items]
Investment Funds and Shareholders’ Equities	R$ 2,107,961	R$ 1,474,540
Fundo de Investimento em Participações [Member]
Other information - Schedule of Group Manages Investment Funds and Shareholders’ Equities [Line Items]
Investment Funds and Shareholders’ Equities	630,725	437,973
International Investment Fund [Member]
Other information - Schedule of Group Manages Investment Funds and Shareholders’ Equities [Line Items]
Investment Funds and Shareholders’ Equities	699,269	697,742
Domestic Managed Portfolios [Member]
Other information - Schedule of Group Manages Investment Funds and Shareholders’ Equities [Line Items]
Investment Funds and Shareholders’ Equities	308,589	333,808
International Managed Portfolios [Member]
Other information - Schedule of Group Manages Investment Funds and Shareholders’ Equities [Line Items]
Investment Funds and Shareholders’ Equities	R$ 2,194,309	R$ 2,241,500